Annual Total Returns - Consumer Discretionary Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.75%)
Annual Return 2012	21.67%
Annual Return 2013	41.10%
Annual Return 2014	9.64%
Annual Return 2015	4.71%
Annual Return 2016	5.24%
Annual Return 2017	22.16%
Annual Return 2018	(1.09%)
Annual Return 2019	27.19%
Annual Return 2020	36.15%